Summary of Significant Accounting Policies - Summary of Impact of Adoption of Topic 606 on Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Aug. 04, 2018	Feb. 04, 2018	Feb. 03, 2018	Jul. 29, 2017	Jan. 28, 2017
Item Effected [Line Items]
Prepaid expenses and other current assets	$ 69,116		$ 81,972	$ 29,815	$ 34,105
Accrued expenses and other current liabilities	473,500
Deferred income taxes	52,988		57,074	82,670	92,900
Accumulated deficit	(1,033,851)		$ (1,036,012)	$ (1,124,290)	$ (356,760)
Accounting Standards Update 2014-09 [Member]
Item Effected [Line Items]
Prepaid expenses and other current assets		$ 89,792
Accrued expenses and other current liabilities		512,412
Deferred income taxes		54,611
Accumulated deficit		(1,042,374)
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Item Effected [Line Items]
Prepaid expenses and other current assets	62,270	81,972
Accrued expenses and other current liabilities	457,531	495,767
Deferred income taxes	55,586	57,074
Accumulated deficit	(1,027,325)	(1,036,012)
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Item Effected [Line Items]
Prepaid expenses and other current assets	6,846	7,820
Accrued expenses and other current liabilities	15,969	16,645
Deferred income taxes	(2,598)	(2,463)
Accumulated deficit	$ (6,526)	$ (6,362)